Investments (Tables)	12 Months Ended
Mar. 31, 2018
Credit Substitutes
Available for Sale Securities Amortized Cost and Fair Value

The fair values of credit substitutes by type of instrument as of March 31, 2017 and March 31, 2018 were as follows:

	As of March 31,
	2017				2018
	Amortized Cost		Fair Value		Amortized Cost		Fair Value
	(In millions)
Available for sale credit substitute securities:
Debentures	Rs.	171,180.6	Rs.	171,270.9	Rs.	290,893.5	Rs.	289,782.9
Commercial paper		248,139.9		248,269.7		34,265.8		34,248.6

Total	Rs.	419,320.5	Rs.	419,540.6	Rs.	325,159.3	Rs.	324,031.5

					US$	4,994.0	US$	4,976.7

Available-for-Sale Securities
Available for Sale Securities Amortized Cost and Fair Value

The portfolio of available for sale securities as of March 31, 2017 and March 31, 2018 was as follows:

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,528,484.8	Rs.	35,196.3	Rs.	2,811.3	Rs.	1,560,869.8
State government securities		90,652.8		5,537.0		—		96,189.8
Credit substitutes (see note 8)		419,320.5		957.9		737.8		419,540.6
Other corporate/financial institution bonds		10,653.0		83.5		12.1		10,724.4

Debt securities, other than asset and mortgage-backed securities		2,049,111.1		41,774.7		3,561.2		2,087,324.6
Mortgage-backed securities		114.1		5.9		—		120.0
Asset-backed securities		22,472.2		214.1		353.3		22,333.0
Other securities (including mutual fund units)		1,062.0		641.5		95.5		1,608.0

Total	Rs.	2,072,759.4	Rs.	42,636.2	Rs.	4,010.0	Rs.	2,111,385.6

Securities with gross unrealized losses							Rs.	431,324.6
Securities with gross unrealized gains								1,680,061.0

							Rs.	2,111,385.6

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)

Government of India securities	Rs.	1,748,761.0	Rs.	9,169.5	Rs.	16,843.9	Rs.	1,741,086.6
State government securities		123,426.9		2,349.7		729.0		125,047.6
Government securities outside India		4,223.8		—		6.8		4,217.0
Credit substitutes (see note 8)		325,159.3		495.3		1,623.1		324,031.5
Other corporate/financial institution bonds		8,226.0		0.1		59.0		8,167.1

Debt securities, other than asset and mortgage-backed securities		2,209,797.0		12,014.6		19,261.8		2,202,549.8
Mortgage-backed securities		82.2		2.8		0.1		84.9
Asset-backed securities		18,966.5		62.9		358.7		18,670.7
Other securities (including mutual fund units)		993.2		412.8		0.4		1,405.6

Total	Rs.	2,229,838.9	Rs.	12,493.1	Rs.	19,621.0	Rs.	2,222,711.0

Total	US$	34,247.3	US$	191.9	US$	301.4	US$	34,137.8

Securities with gross unrealized losses							Rs.	1,174,762.5
Securities with gross unrealized gains								1,047,948.5

							Rs.	2,222,711.0

							US$	34,137.8

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2017 was as follows:

	As of March 31, 2017
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)

Government of India securities	Rs.	234,685.5	Rs.	2,811.3	Rs.	—	Rs.	—	Rs.	234,685.5	Rs.	2,811.3
Credit substitutes (see note 8)		178,908.2		737.8		—		—		178,908.2		737.8
Other corporate/financial institution bonds		3,521.0		12.1		—		—		3,521.0		12.1

Debt securities, other than asset and mortgage-backed securities		417,114.7		3,561.2		—		—		417,114.7		3,561.2
Mortgage-backed securities		—		—		—		—		—		—
Asset-backed securities		9,149.5		257.9		4,929.6		95.4		14,079.1		353.3
Other securities (including mutual fund units)		130.8		95.5		—		—		130.8		95.5

Total	Rs.	426,395.0	Rs.	3,914.6	Rs.	4,929.6	Rs.	95.4	Rs.	431,324.6	Rs.	4,010.0

The gross unrealized losses and fair value of available for sale securities at March 31, 2018 was as follows:

	As of March 31, 2018
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	540,941.5	Rs.	8,852.9	Rs.	342,621.5	Rs.	7,991.0	Rs.	883,563.0	Rs.	16,843.9
State government securities		31,940.1		729.0		—		—		31,940.1		729.0
Government securities outside India		4,217.0		6.8		—		—		4,217.0		6.8
Credit substitutes (see note 8)		159,026.1		1,002.8		73,734.9		620.3		232,761.0		1,623.1
Other corporate/financial institution bonds		4,057.2		51.8		4,109.6		7.2		8,166.8		59.0

Debt securities, other than asset and mortgage-backed securities		740,181.9		10,643.3		420,466.0		8,618.5		1,160,647.9		19,261.8
Mortgage-backed securities		57.0		0.1		—		—		57.0		0.1
Asset-backed securities		8,331.9		213.1		5,706.1		145.6		14,038.0		358.7
Other securities (including mutual fund units)		19.6		0.4		—		—		19.6		0.4

Total	Rs.	748,590.4	Rs.	10,856.9	Rs.	426,172.1	Rs.	8,764.1	Rs.	1,174,762.5	Rs.	19,621.0

Total	US$	11,497.3	US$	166.8	US$	6,545.4	US$	134.6	US$	18,042.7	US$	301.4

Held for Trading
Portfolio of Trading Securities or Held for Trading Securities Amortized Cost Fair Value

The portfolio of trading securities as of March 31, 2017 and March 31, 2018 was as follows:

	As of March 31, 2017
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	18,230.8	Rs.	38.5	Rs.	1.5	Rs.	18,267.8
Other corporate/financial institution securities		17,106.4		5.1		15.6		17,095.9

Total	Rs.	35,337.2	Rs.	43.6	Rs.	17.1	Rs.	35,363.7

	As of March 31, 2018
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	25,962.2	Rs.	19.0	Rs.	8.0	Rs.	25,973.2
Other corporate/financial institution securities		49,982.3		62.8		0.4		50,044.7

Total debt securities	Rs.	75,944.5	Rs.	81.8	Rs.	8.4	Rs.	76,017.9
Other securities (including mutual fund units)		91,488.6		7.4		—		91,496.0

Total	Rs.	167,433.1	Rs.	89.2	Rs.	8.4	Rs.	167,513.9

Total	US$	2,571.5	US$	1.4	US$	0.1	US$	2,572.8

Debt securities, other than asset and mortgage-backed securities | Available-for-Sale Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2018 is set out below:

	As of March 31, 2018
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	557,314.1	Rs.	557,374.5	US$	8,560.5
Over one year through five years		548,402.5		552,077.4		8,479.1
Over five years through ten years		762,418.9		754,268.7		11,584.5
Over ten years		341,661.5		338,829.2		5,204.0

Total	Rs.	2,209,797.0	Rs.	2,202,549.8	US$	33,828.1

Asset and Mortgage Backed Securities | Available-for-Sale Securities
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale mortgage-backed and asset-backed securities as of March 31, 2018 is set out below:

	As of March 31, 2018
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	9,939.6	Rs.	9,779.0	US$	150.2
Over one year through five years		8,987.0		8,802.4		135.2
Over five years through ten years		19.3		19.3		0.3
Over ten years		102.8		154.9		2.4

Total	Rs.	19,048.7	Rs.	18,755.6	US$	288.1

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sale of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2016		2017		2018		2018
	(In millions)
Gross realized gains on sale	Rs.	5,942.0	Rs.	10,108.2	Rs.	11,433.8	US$	175.6
Gross realized losses on sale		(296.0)		(502.0)		(580.6)		(8.9)

Realized gains (losses), net		5,646.0		9,606.2		10,853.2		166.7
Dividends and interest		136,062.4		154,618.6		158,209.2		2,429.9

Total	Rs.	141,708.4	Rs.	164,224.8	Rs.	169,062.4	US$	2,596.6